INCOME TAXES - Reconciliation between income taxes at local taxes in different countries and total tax expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income / (Loss) from continuing operations before income tax expense	$ 161.2	$ (104.6)	$ (182.6)
Effective tax rate	51.00%	(100.00%)	(26.00%)
Total tax expense (income)	$ 82.8	$ 104.2	$ 48.3
Taxes at local rates applicable to earnings in countries concerned	51.8	53.0	(4.3)
Deferred taxes on net operating losses which were not recognized	28.8	17.8	5.4
Withholding taxes	22.3	13.4	9.6
Deferred taxes on temporary differences which were not recognized	18.0	17.0	41.9
Changes in tax rates	0.2	0.2	(0.4)
Other US taxes (BEAT & GILTI)	(0.3)	0.1	1.7
Permanent differences	3.0	0.4	0.0
Change in unrecognized deferred taxes	(1.4)	0.0	0.0
Taxes for prior periods	(3.8)	(1.9)	(1.2)
Foreign tax credits	(9.6)	(6.1)	(3.5)
Changes in uncertain tax positions	(28.3)	10.3	0.6
Other	$ 2.1	$ 0.0	$ (1.5)